DEAN WITTER GLOBAL ASSET ALLOCATION FUND
Two World Trade Center,
New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1997

DEAR SHAREHOLDER:

   In general, 1996 was a positive period for global equity and fixed income markets. The U.S. economy continued its impressive expansion without generating undue inflationary pressure while growth, albeit gradual, returned to Japan, Europe and Latin America. Among the major equity markets, the U.S. remained the best performer, followed by Latin America, continental Europe and Hong Kong. Japan, after a recovery rally early in 1996, corrected from its June highs and weakened considerably during the latter part of the year.

PERFORMANCE

For the fiscal year ended January 31, 1997, Dean Witter Global Asset Allocation Fund provided a total return of 4.58 percent versus 11.07 percent for the Morgan Stanley Capital International World Index and 14.07 percent for the Lipper Global Flexible Portfolio Funds Index. The accompanying chart compares the performance of a $10,000 investment in the Fund from inception (February 28, 1995) through the fiscal year ended January 31, 1997, with the performance of similar hypothetical investments in the Morgan Stanley Capital International World Index and the Lipper Global Flexible Portfolio Funds Index.

The Fund's underperformance versus its benchmarks is attributable to the regional allocation decisions we made throughout 1996. For example, our heavy exposure in Japan and our underexposure in the United States and Europe negatively impacted performance. However, we believe that the Japanese equity market will recover and outperform other world equity markets over the long term.

ASSET ALLOCATION UPDATE

As has been the case since inception in February 1995, Dean Witter Global Asset Allocation Fund continues to be significantly overweighted in equity markets around the globe. As interest rates (primarily in the United States) rose from their lows in 1996, the Fund reduced its cash holdings in order

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS January 31, 1997, continued

to increase its fixed income exposure. At the end of January 1997, the Fund's strategic allocation target was 80 percent global equities, 17 percent global fixed income instruments and 3 percent U.S. cash equivalents.

THE PORTFOLIO

Both the equity and fixed income portfolios are extensively diversified throughout global markets. The equity portfolio has holdings in Japan (27 percent, of equity holdings), Europe (27 percent), the United States (25 percent), the Pacific Rim (16 percent) and Latin America (5 percent).

At fiscal year-end, the fixed-income portfolio was invested in both U.S. and European debt instruments, including government and corporate bonds. We made our most recent shifts into the fixed-income sector from cash investments to increase the portfolio's exposure to the U.S. bond market. U.S. treasuries and U.S. corporates now represent over half of the Fund's total fixed income investments, with the balance in German, Danish, British and Italian corporate bonds.

The Fund is strategically diversified across global industries, as detailed in the accompanying report. Among the largest industry groups represented are computers-systems (Diebold, Inc., Hewlett-Packard Co., Siemens), aerospace & defense (Boeing Co., Rolls-Royce PLC), consumer goods (PepsiCo, Inc., Canon, Inc.) and financials (Citicorp, Banco Bilbao Vizcaya, Royal & Sun Alliance Insurance Group PLC).

LOOKING AHEAD

As global industrial economies seem to be settling into a gradual growth cycle, with low inflation and accommodative central bank policies, the outlook for global long-dated financial assets continues to be

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
                               GROWTH OF $10,000
      DATE           TOTAL          MSCI WORLD IX     LIPPER IX
=================================================================
February 28,1995    $10,000           $10,000          $10,000
-----------------------------------------------------------------
January 31, 1996    $12,389           $12,116          $11,993
-----------------------------------------------------------------
January 31, 1997    $12,556 (3)       $13,458          $13,680
=================================================================

                            CUMULATIVE TOTAL RETURNS
                           ONE YEAR      LIFE OF FUND
               ================================================
                            4.58 (1)       14.40 (1)
               ------------------------------------------------
                           -0.42 (2)       12.56 (2)
               ================================================

=================================================================
_______ Fund ________ MSCI WORLD IX (4) _______ LIPPER IX (5)
=================================================================

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
----------------------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year
     - 5%, since inception - 4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 4% CDSC, assuming a complete redemption on January 31, 1997.

(4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The index does not include any expenses, fees or charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Global Flexible Portfolio Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Flexible Portfolio Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS January 31, 1997, continued

positive. U.S. budget negotiations, the mid-year takeover of Hong Kong by China and the eventual fall elections in Great Britain will all likely add volatility to global markets. However, barring unforeseen calamity, the general macroeconomic world view appears bright.

We appreciate your support and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997

 SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED
                  STOCKS, BONDS, WARRANTS
                  AND RIGHTS (97.6%)
                  ARGENTINA (0.5%)
                  Banking
           1,880  Banco de Galicia y Buenos Aires S.A. de C.V. (ADR) ..............   $  45,825
           1,610  Banco Frances del Rio de la Plata S.A. (ADR) ....................      48,300
                                                                                    -------------
                                                                                         94,125
                                                                                    -------------
                  Energy
           2,700  Yacimentos Petroliferos Fiscales S.A. (ADR) .....................      75,263
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
           1,100  Disco S.A. (ADR)* ...............................................      29,700
                                                                                    -------------
                  Multi-Industry
          17,298  Perez Companc S.A. (Class B) ....................................     129,261
                                                                                    -------------
                  TOTAL ARGENTINA .................................................     328,349
                                                                                    -------------
                  BELGIUM (0.3%)
                  Retail
           3,750  G.I.B. Holdings Ltd.  ...........................................     174,068
                                                                                    -------------
                  BRAZIL (1.4%)
                  Appliances & Household Durables
           3,500  Refrigeracao Parana S.A. (ADR)* .................................      33,469
                                                                                    -------------
                  Banking
       4,250,000  Banco Bradesco S.A. (Pref.) .....................................      34,143
                                                                                    -------------
                  Brewery
         153,600  Companhia Cervejaria Brahma (Conv. Pref.) .......................      93,429
                                                                                    -------------
                  Energy
         944,000  Petroleo Brasileiro S.A. (Pref.) ................................     181,469
                                                                                    -------------
                  Industrials
          25,000  Dixie Toga S.A. (Pref.) .........................................      19,845
                                                                                    -------------
                  Metals & Mining
           2,840  Companhia Vale do Rio Doce S.A. (Pref.)(ADR) ....................      63,368
                                                                                    -------------
                  Steel & Iron
      84,500,000  Usinas Siderurgicas de Minas Gerais S.A. (Pref.) ................      96,170
                                                                                    -------------
                  Telecommunications
           3,280  Telecomunicacoes Brasileiras S.A. (ADR) .........................   $ 286,180
          17,871  Telecomunicacoes de Sao Paulo S.A.* .............................       4,119
         217,000  Telecomunicacoes de Sao Paulo S.A. (Pref.) ......................      50,846
                                                                                    -------------
                                                                                        341,145
                                                                                    -------------
                  Utilities-Electric
           1,600  Companhia Energetica de Minas Gerais S.A. (Pref.)(ADR) ..........      66,800
                                                                                    -------------
                  TOTAL BRAZIL  ...................................................     929,838
                                                                                    -------------
                  CANADA (0.5%)
                  Telecommunication Equipment
          10,000  Newbridge Networks Corp.* .......................................     345,000
                                                                                    -------------
                  CHILE (0.4%)
                  Beverages-Soft Drinks
           1,420  Embotelladora Andina S.A. (ADR) .................................      44,730
                                                                                    -------------
                  Investment Companies
          21,000  The Five Arrows Chile Investment Trust Ltd.  ....................      60,375
                                                                                    -------------
                  Telecommunications
           3,125  Compania de Telecommunicaciones de Chile S.A. (ADR) .............      77,734
                                                                                    -------------
                  Utilities-Electric
           2,100  Enersis S.A. (ADR) ..............................................      64,838
                                                                                    -------------
                  TOTAL CHILE .....................................................     247,677
                                                                                    -------------
                  COLOMBIA (0.1%)
                  Banking
           3,500  Banco Industrial Colombiano S.A. (ADR) ..........................      60,813
                                                                                    -------------
                  DENMARK (2.7%)
                  Air Transport
           1,465  Kobenhavns Lufthavne AS .........................................     160,472
                                                                                    -------------
                  Government Obligations
                  Kingdom of Denmark
DKK        2,000K  7.00% due 12/15/04.............................................      335,071
                  Kingdom of Denmark
DKK        1,500K  8.00% due 03/15/06.............................................      264,424

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Kingdom of Denmark
DKK        2,800K  8.00% due 05/13/03.............................................   $   497,441
                  Kingdom of Denmark
DKK        1,750K  9.00% due 11/15/00.............................................       319,100
                                                                                    -------------
                                                                                       1,416,036
                                                                                    -------------
                  Pharmaceuticals
           1,880  Novo-Nordisk AS (Series B) ......................................      174,363
                                                                                    -------------
                  TOTAL DENMARK ...................................................    1,750,871
                                                                                    -------------
                  FRANCE (3.3%)
                  Building Materials
           1,000  Imetal S.A. .....................................................      153,791
                                                                                    -------------
                  Energy
           2,300  Elf Aquitaine S.A. ..............................................      223,204
                                                                                    -------------
                  Financial Services
           1,950  Cetelem  ........................................................      243,155
                                                                                    -------------
                  Foods & Beverages
             580  LVMH Moet-Hennessy Louis Vuitton ................................      146,743
           3,800  SEITA ...........................................................      144,075
                                                                                    -------------
                                                                                         290,818
                                                                                    -------------
                  Household Products
           1,030  Societe BIC S.A. ................................................      164,175
                                                                                    -------------
                  Insurance
           2,700  AXA-UAP .........................................................      178,097
           3,500  Scor  ...........................................................      125,870
                                                                                    -------------
                                                                                         303,967
                                                                                    -------------
                  Oil & Gas
           1,650  Total S.A. (B Shares) ...........................................      141,935
                                                                                    -------------
                  Pharmaceuticals
           1,345  Sanofi S.A. .....................................................      134,901
                                                                                    -------------
                  Retail
             420  Carrefour Supermarche ...........................................      251,992
             673  Castorama Dubois Investissement .................................      110,677
                  Castorama Dubois Investissement
                   3.15% due 01/01/03
              26   (Conv. Pref.)..................................................         5,798
                                                                                    -------------
                                                                                         368,467
                                                                                    -------------
                  Steel & Iron
           9,500  Usinor Sacilor ..................................................      134,942
                                                                                    -------------
                  TOTAL FRANCE  ...................................................    2,159,355
                                                                                    -------------
                  GERMANY (3.7%)
                  Automotive
                  Bayerische Motoren Werke
             280   (BMW) AG.......................................................   $   179,240
             580  Volkswagen AG ...................................................      272,179
                                                                                    -------------
                                                                                         451,419
                                                                                    -------------
                  Chemicals
           4,638  BASF AG .........................................................      167,836
           3,700  Bayer AG ........................................................      140,441
           2,100  SGL Carbon AG ...................................................      277,189
                                                                                    -------------
                                                                                         585,466
                                                                                    -------------
                  Consumer Products
           1,400  Adidas AG .......................................................      132,337
                                                                                    -------------
                  Government Obligations
                  German Unity Fund
DEM          290K  8.00% due 01/12/02.............................................       202,152
DEM          250K Germany (Federal Republic) 6.50% due 10/14/05 ...................      160,951
DEM          390K Germany (Federal Republic) 7.25% due 10/21/02 ...................      264,720
                  Treuhandanstalt
DEM          520K  5.00% due 12/17/98 ............................................       326,305
                                                                                    -------------
                                                                                         954,128
                                                                                    -------------
                  Pharmaceuticals
           1,850  Gehe AG .........................................................      122,039
                                                                                    -------------
                  Utilities-Electric
           2,650  VEBA AG .........................................................      146,512
                                                                                    -------------
                  TOTAL GERMANY ...................................................    2,391,901
                                                                                    -------------
                  HONG KONG (7.5%)
                  Banking
          57,000  Guoco Group Ltd. ................................................      322,196
          19,600  HSBC Holdings PLC ...............................................      454,038
                                                                                    -------------
                                                                                         776,234
                                                                                    -------------
                  Conglomerates
          75,000  Hutchison Whampoa, Ltd. .........................................      566,224
          38,000  Swire Pacific Ltd. (Class A) ....................................      349,413
                                                                                    -------------
                                                                                         915,637
                                                                                    -------------
                  Leisure
          78,000  Hong Kong & Shanghai Hotels Ltd. ................................      143,443
                                                                                    -------------
                  Real Estate
          64,000  Cheung Kong (Holdings) Ltd. .....................................      596,745

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
          51,000  Henderson Land Development Co. Ltd. .............................  $   472,241
         179,000  Hong Kong Land Holdings Ltd. ....................................      495,830
          91,000  Hysan Development Co. Ltd. ......................................      331,178
          54,000  New World Development Co. Ltd. ..................................      333,114
          14,000  Sun Hung Kai Properties Ltd. ....................................      158,091
                                                                                    -------------
                                                                                       2,387,199
                                                                                    -------------
                  Telecommunications
         165,600  Hong Kong Telecommunications Ltd.  ..............................      286,376
                                                                                    -------------
                  Utilities
         221,000  Hong Kong & China Gas Co. Ltd. ..................................      416,405
                                                                                    -------------
                  TOTAL HONG KONG  ................................................    4,925,294
                                                                                    -------------
                  ITALY (2.8%)
                  Energy
          27,500  Ente Nazionale Idrocarburi SpA ..................................      153,365
                                                                                    -------------
                  Government Obligations
                                         Italy (Republic of)
ITL      320,000K  9.50% due 02/01/01.............................................       218,561
                                         Italy (Republic of)
ITL      800,000K  10.00% due 08/01/03............................................       574,441
                                         Italy (Republic of)
ITL      440,000K  10.50% due 04/01/00............................................       302,705
                                         Italy (Republic of)
ITL      320,000K  10.50% due 11/01/00............................................       224,020
                                                                                    -------------
                                                                                       1,319,727
                                                                                    -------------
                  Household Furnishings & Appliances
           6,400  Industrie Natuzzi SpA (ADR) .....................................      147,200
                                                                                    -------------
                  Telecommunications
          60,000  Telecom Italia Mobile SpA .......................................      178,288
                                                                                    -------------
                  TOTAL ITALY  ....................................................    1,798,580
                                                                                    -------------
                  JAPAN (22.0%)
                  Automotive
          65,000  Suzuki Motor Co. Ltd. ...........................................      615,885
                                                                                    -------------
                  Banking
          26,000  Asahi Bank, Ltd. ................................................  $   177,803
          20,000  Bank of Tokyo-Mitsubishi Ltd. ...................................      293,318
          20,000  Mitsubishi Trust & Banking ......................................      205,982
          13,000  Sanwa Bank, Ltd. ................................................      142,457
          19,000  Sumitomo Trust & Banking ........................................      148,719
                                                                                    -------------
                                                                                         968,279
                                                                                    -------------
                  Building & Construction
          27,000  Kandenko Co., Ltd. ..............................................      229,134
          19,000  Nishimatsu Construction Co. .....................................      144,805
          17,000  Sekisui House Ltd. ..............................................      151,273
                                                                                    -------------
                                                                                         525,212
                                                                                    -------------
                  Business Services
          33,000  Ricoh Co., Ltd. .................................................      364,340
                                                                                    -------------
                  Chemicals
          70,000  Asahi Chemical Industrial Co. Ltd. ..............................      362,198
          67,000  Nippon Zeon Co. Ltd. ............................................      257,246
          27,000  Shin-Etsu Chemical Co. ..........................................      493,862
                                                                                    -------------
                                                                                       1,113,306
                                                                                    -------------
                  Electrical Equipment
          20,000  Sumitomo Electric Industries  ...................................      268,600
                                                                                    -------------
                  Electronic & Electrical Equipment
           4,400  Advantest Corp. .................................................      236,006
          29,000  Canon, Inc. .....................................................      614,073
          41,000  Hitachi, Ltd. ...................................................      368,213
           5,000  Kyocera Corp.* ..................................................      293,318
          27,000  Matsushita Electric Industrial Co., Ltd.* .......................      407,102
          26,000  NGK Insulators, Ltd. ............................................      227,074
           7,000  Sony Corp. ......................................................      471,781
                                                                                    -------------
                                                                                       2,617,567
                                                                                    -------------
                  Engineering & Construction
          33,000  Kajima Corp. ....................................................      203,922
                                                                                    -------------
                  Financial Services
           3,000  Japan Associated Finance ........................................      182,170
          47,000  New Japan Securities Co., Ltd.* .................................      138,634
          16,000  Nomura Securities Co. Ltd. ......................................      204,334
           8,400  Promise Co., Ltd ................................................      349,510
                                                                                    -------------
                                                                                         874,648
                                                                                    -------------
                  Insurance
          24,000  Tokio Marine & Fire Insurance Co. ...............................      217,517
                                                                                    -------------

                             SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  International Trade
          41,000  Mitsubishi Corp.  ............................................... $    378,347
                                                                                    -------------
                  Machinery
          25,000  Daifuku Co. Ltd. ................................................      282,195
          81,000  Kawasaki Heavy Industries* ......................................      315,671
           3,800  Keyence Corp. ...................................................      425,805
          33,000  Minebea Co., Ltd. ...............................................      263,195
          56,000  Mitsubishi Heavy Industries, Ltd. ...............................      402,801
          60,000  NSK Ltd. ........................................................      335,668
                                                                                    -------------
                                                                                       2,025,335
                                                                                    -------------
                  Manufacturing
           6,900  Sony Music Entertainment Inc.  ..................................      245,028
                                                                                    -------------
                  Metals & Mining
          73,000  Mitsubishi Materials Corp. ......................................      268,254
                                                                                    -------------
                  Pharmaceuticals
          14,000  Yamanouchi Pharmaceutical Co.  ..................................      261,844
                                                                                    -------------
                  Real Estate
          21,000  Mitsubishi Estate Co. Ltd. ......................................      233,583
          17,000  Mitsui Fudosan Co. ..............................................      175,084
                                                                                    -------------
                                                                                         408,667
                                                                                    -------------
                  Retail
          11,000  Ito-Yokado Co. Ltd. .............................................      509,352
                                                                                    -------------
                  Retail-Specialty
          20,000  Best Denki Co. Ltd.  ............................................      212,573
          11,000  Joshin Denki ....................................................      106,039
                                                                                    -------------
                                                                                         318,612
                                                                                    -------------
                  Steel & Iron
         179,000  NKK Corp.* ......................................................      362,808
          36,000  Yamato Kogyo Co., Ltd. ..........................................      290,681
                                                                                    -------------
                                                                                         653,489
                                                                                    -------------
                  Telecommunications
              68  DDI Corp. .......................................................      416,281
              44  Nippon Telegraph & Telephone ....................................      317,212
                                                                                    -------------
                                                                                         733,493
                                                                                    -------------
                  Textiles
          58,000  Teijin Ltd. .....................................................      214,089
                                                                                    -------------
                  Textiles-Apparel
          21,000  Tokyo Style .....................................................      256,077
                                                                                    -------------
                  Transportation
              41  East Japan Railway Co. ..........................................  $   170,932
          32,000  Nippon Yusen Kabushiki Kaish ....................................      125,237
                                                                                    -------------
                                                                                         296,169
                                                                                    -------------
                  TOTAL JAPAN  ....................................................   14,338,032
                                                                                    -------------
                  MALAYSIA (3.5%)
                  Automotive
          57,000  Diversified Resources Berhad ....................................      220,175
                                                                                    -------------
                  Banking
          63,000  Public Finance Berhad ...........................................      113,564
                                                                                    -------------
                  Building & Construction
          42,000  Gamuda Berhad ...................................................      163,924
           3,000  Gamuda Berhad (Rights) ..........................................        4,611
           6,000  Gamuda Berhad (Warrants) due 05/01/97 ...........................        6,977
          44,000  Metacorp Berhad .................................................      125,699
          40,000  Road Builder (M) Holdings Berhad ................................      239,810
          57,000  United Engineers (Malaysia) Berhad Ltd. .........................      511,447
                                                                                    -------------
                                                                                       1,052,468
                                                                                    -------------
                  Entertainment
          51,000  Resorts World Berhad ............................................      256,508
                                                                                    -------------
                  Financial Services
          28,000  Arab Malaysian Finance Berhad ...................................      172,373
                                                                                    -------------
                  Leisure
         154,000  Magnum Corporation Berhad .......................................      309,822
                                                                                    -------------
                  Property
          60,000  Sunway City Berhad ..............................................      147,266
                                                                                    -------------
                  TOTAL MALAYSIA  .................................................    2,272,176
                                                                                    -------------
                  MEXICO (1.4%)
                  Banking
           8,750  Grupo Financiero Inbursa, S.A. de C.V. (B Shares) ...............       31,350
                                                                                    -------------
                  Brewery
                  Grupo Modelo S.A. de C.V.
           4,400   (Series C).....................................................        26,406
                                                                                    -------------
                  Building & Construction
           4,000  Apasco S.A. de C.V.  ............................................       28,816

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
           2,300  Empresa ICA Sociedad Controladora S.A. de C.V. (ADR)* ...........  $    34,787
                                                                                    -------------
                                                                                          63,603
                                                                                    -------------
                  Building Materials
          20,300  Cemex S.A. de C.V. (B Shares) ...................................       83,382
                                                                                    -------------
                  Conglomerates
                  Grupo Carso S.A. de C.V.
          15,900   (Series A1)....................................................        97,658
          20,443  Grupo Industria Alfa S.A. de C.V. (A Shares) ....................      106,597
                                                                                    -------------
                                                                                         204,255
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
          11,300  Fomento Economico Mexicano S.A. de C.V. (B Shares) ..............       39,836
           2,365  Panamerican Beverages, Inc. (Class A)(ADR)  .....................      123,867
                                                                                    -------------
                                                                                         163,703
                                                                                    -------------
                  Media Group
           1,200  Grupo Televisa S.A. (GDR)* ......................................       31,050
                                                                                    -------------
                  Paper & Forest Products
           3,120  Kimberly-Clark de Mexico S.A. de C.V. (A Shares) ................       64,676
                                                                                    -------------
                  Retail
          29,000  Cifra S.A. de C.V. (C Shares)* ..................................       38,518
                                                                                    -------------
                  Steel & Iron
           4,400  Tubos de Acero de Mexico S.A. de C.V. (ADR)* ....................       77,000
                                                                                    -------------
                  Telecommunications
           3,000  Telefonos de Mexico S.A. de C.V. (Series L)(ADR) ................      112,875
                                                                                    -------------
                  TOTAL MEXICO  ...................................................      896,818
                                                                                    -------------
                  NETHERLANDS (2.7%)
                  Banking
           2,450  ABN-AMRO Holding NV .............................................      161,221
                                                                                    -------------
                  Chemicals
             780  Akzo Nobel ......................................................      109,564
                                                                                    -------------
                  Food Processing
           1,035  Nutricia Verenigde Bedrijven NV .................................      148,476
                                                                                    -------------
                  Insurance
           2,480  Aegon NV ........................................................   $  151,740
           4,650  ING Groep NV ....................................................      175,105
                                                                                    -------------
                                                                                         326,845
                                                                                    -------------
                  Publishing
          12,250  Elsevier NV .....................................................      188,380
           9,000  Ver Ned Uitgev Ver Bezit NV .....................................      174,591
           1,200  Wolters Kluwer NV ...............................................      148,019
                                                                                    -------------
                                                                                         510,990
                                                                                    -------------
                  Record & Tape Distribution
           3,100  PolyGram NV .....................................................      136,445
                                                                                    -------------
                  Retail
           2,200  Gucci Group NV ..................................................      148,476
           4,045  Koninklijke Ahold NV ............................................      249,474
                                                                                    -------------
                                                                                         397,950
                                                                                    -------------
                  TOTAL NETHERLANDS  ..............................................    1,791,491
                                                                                    -------------
                  PERU (0.2%)
                  Brewery
                  Cervercia Backus &
          41,706   Johnston S.A...................................................        34,716
                                                                                    -------------
                  Metals & Mining
                  Companhia de Minas Buenaventura S.A.
           3,600   (A Shares).....................................................        24,681
             900  Companhia de Minas Buenaventura S.A. (ADR) ......................       14,287
                                                                                    -------------
                                                                                          38,968
                                                                                    -------------
                  Telecommunications
           2,000  Telefonica del Peru S.A. (ADR) ..................................       43,250
                                                                                    -------------
                  TOTAL PERU  .....................................................      116,934
                                                                                    -------------
                  SINGAPORE (1.6%)
                  Banking
           8,000  Development Bank of Singapore, Ltd. .............................      110,890
          34,000  Overseas Union Bank, Ltd. .......................................      275,519
                                                                                    -------------
                                                                                         386,409
                                                                                    -------------
                  Electrical Equipment
          22,000  Elec & Eltek International Co. Ltd. .............................      106,480

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
          16,000  GP Batteries International Ltd. .................................  $    50,560
                                                                                    -------------
                                                                                         157,040
                                                                                    -------------
                  Real Estate
          47,000  DBS Land Ltd. ...................................................      193,773
          43,000  Parkway Holdings Ltd. ...........................................      169,640
                                                                                    -------------
                                                                                         363,413
                                                                                    -------------
                  Shipbuilding
          25,000  Sembawang Corp. Ltd.  ...........................................      142,167
                                                                                    -------------
                  TOTAL SINGAPORE  ................................................    1,049,029
                                                                                    -------------
                  SPAIN (2.1%)
                  Banks
           4,000  Banco Bilbao Vizcaya ............................................      242,739
           1,020  Banco Popular Espanol S.A. ......................................      185,254
                                                                                    -------------
                                                                                         427,993
                                                                                    -------------
                  Financial Services
           1,250  Corporacion Financiera Alba .....................................      114,415
                                                                                    -------------
                  Gas
             600  Gas Natural SDG S.A. ............................................      140,584
                                                                                    -------------
                  Government Obligation
                  Spain (Government of)
ESP       55,000K  8.40% due 04/30/01.............................................       436,670
                                                                                    -------------
                  Telecommunications
           6,800  Telefonica de Espana S.A. .......................................      159,279
                                                                                    -------------
                  Utilities
           9,404  Iberdrola S.A.  .................................................      112,170
                                                                                    -------------
                  TOTAL SPAIN  ....................................................    1,391,111
                                                                                    -------------
                  SWEDEN (1.6%)
                  Auto Trucks & Parts
           6,000  Scania AB (A Shares) ............................................      151,494
                                                                                    -------------
                  Business Services
          12,400  Assa Abloy AB (Series B) ........................................      232,678
           5,940  Securitas AB (Series "B" Free) ..................................      176,205
                                                                                    -------------
                                                                                         408,883
                                                                                    -------------
                  Electrical Equipment
           4,950  Ericsson (L.M.) Telephone Co. AB (Series "B" Free) ..............      165,961
                                                                                    -------------
                  Multi-Line Insurance
           5,500  Skandia Forsakrings AB ..........................................      147,976
                                                                                    -------------
                  Pharmaceuticals
           3,200  Astra AB (B Shares) .............................................  $   149,231
                                                                                    -------------
                  TOTAL SWEDEN  ...................................................    1,023,545
                                                                                    -------------
                  SWITZERLAND (1.3%)
                  Chemicals
             180  Novartis AG* ....................................................      206,203
                                                                                    -------------
                  Conglomerates
             120  ABB AG-Bearer ...................................................      153,586
                                                                                    -------------
                  Insurance
                  Schweizerische Rueckversicherungs-
             215   Gesellschaft...................................................       211,976
                                                                                    -------------
                  Pharmaceuticals
              30  Roche Holdings AG ...............................................      263,608
                                                                                    -------------
                  TOTAL SWITZERLAND  ..............................................      835,373
                                                                                    -------------
                  UNITED KINGDOM (8.3%)
                  Aerospace
          29,000  Rolls-Royce PLC .................................................      111,302
                                                                                    -------------
                  Auto Parts
          31,000  BBA Group PLC ...................................................      173,654
                                                                                    -------------
                  Banking
           7,000  HSBC Holdings PLC ...............................................      167,268
          18,000  National Westminster Bank PLC ...................................      222,045
                                                                                    -------------
                                                                                         389,313
                                                                                    -------------
                  Building Materials
          36,000  Blue Circle Industries PLC ......................................      223,846
          27,000  Redland PLC .....................................................      146,926
                                                                                    -------------
                                                                                         370,772
                                                                                    -------------
                  Chemicals
          18,000  Courtaulds PLC ..................................................      111,491
                                                                                    -------------
                  Electrical Equipment
          18,909  BICC Group (The) PLC ............................................       86,857
          31,000  General Electric Co. PLC ........................................      193,252
                                                                                    -------------
                                                                                         280,109
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
          13,500  Bass PLC ........................................................ $  182,793
                                                                                    -------------
                  Government Obligations
pounds
sterling     110K United Kingdom Treasury Gilt 7.50% due 12/07/06 .................    177,155


                      SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
pounds
sterling     100K United Kingdom Treasury Gilt 7.75% due 09/08/06 .................  $   163,101
pounds
sterling      95K United Kingdom Treasury Gilt 9.50% due 04/18/05 .................      171,743
pounds
sterling      55K United Kingdom Treasury Gilt 10.00% due 09/08/03 ................      100,145
                                                                                    -------------
                                                                                         612,144
                                                                                    -------------
                  Insurance
          27,000  Prudential Corp. PLC ............................................      232,921
          40,804  Royal & Sun Alliance Insurance Group PLC ........................      312,167
                                                                                    -------------
                                                                                         545,088
                                                                                    -------------
                  Leisure
          10,000  Granada Group PLC ...............................................      143,725
                                                                                    -------------
                  Multi-Industry
          36,000  Tomkins PLC .....................................................      161,331
          16,000  Williams Holdings PLC ...........................................       83,098
                                                                                    -------------
                                                                                         244,429
                                                                                    -------------
                  Oil -International Integrated
          17,800  Shell Transport & Trading Co. PLC ...............................      306,541
                                                                                    -------------
                  Paper
          18,000  De La Rue PLC ...................................................      167,668
                                                                                    -------------
                  Pharmaceuticals
          24,500  Glaxo Wellcome PLC ..............................................      391,730
                                                                                    -------------
                  Publishing
          14,000  EMAP PLC ........................................................      177,015
                                                                                    -------------
                  Retail
           9,000  Great Universal Stores PLC ......................................       93,485
          26,500  W.H. Smith Group PLC ............................................      181,529
                                                                                    -------------
                                                                                         275,014
                                                                                    -------------
                  Telecommunications
          47,000  British Telecommunications PLC ..................................      321,204
          51,762  Securicor PLC ...................................................      241,494
                                                                                    -------------
                                                                                         562,698
                                                                                    -------------
                  Transportation
          27,000  British Airways PLC .............................................      256,256
                                                                                    -------------
                  Utilities
          13,000  Seven Trent Water PLC ...........................................      146,270
                                                                                    -------------
                  TOTAL UNITED KINGDOM  ...........................................    5,448,012
                                                                                    -------------
                  UNITED STATES (29.7%)
                  Aerospace & Defense
           3,100  Boeing Co.  .....................................................  $   332,087
                  General Motors Corp.
           5,600   (Class H)......................................................       341,600
           5,600  McDonnell Douglas Corp.  ........................................      376,600
          11,700  Watkins-Johnson Co. .............................................      312,975
                                                                                    -------------
                                                                                       1,363,262
                                                                                    -------------
                  Automotive
           9,300  Chrysler Corp. ..................................................      324,337
                                                                                    -------------
                  Banking
           4,200  BankAmerica Corp.  ..............................................      468,825
         $   100K Banque Paribas of New York 6.875% due 03/01/09 ..................       95,280
           3,850  Citicorp ........................................................      448,044
         $   100K Standard Federal Bankcorp 7.75% due 07/17/06 ....................      103,757
           9,300  Washington Mutual, Inc. .........................................      504,525
                                                                                    -------------
                                                                                       1,620,431
                                                                                    -------------
                  Chemicals
           7,200  Monsanto Co. ....................................................      272,700
                                                                                    -------------
                  Computer Software
           5,000  Microsoft Corp.* ................................................      509,375
                                                                                    -------------
                  Computers-Systems
           5,900  Diebold, Inc. ...................................................      348,100
           7,500  Hewlett-Packard Co. .............................................      394,687
                                                                                    -------------
                                                                                         742,787
                                                                                    -------------
                  Drugs & Healthcare
           4,900  American Home Products Corp.  ...................................      310,537
           3,000  Bristol-Myers Squibb Co. ........................................      381,000
           6,000  Johnson & Johnson ...............................................      345,750
           4,000  Pfizer, Inc.  ...................................................      371,500
                                                                                    -------------
                                                                                       1,408,787
                                                                                    -------------
                  Electronics
           3,300  General Electric Co.  ...........................................      339,900
                                                                                    -------------
                  Electronics -Semiconductors/Components
           3,400  Intel Corp.  ....................................................      551,225
                                                                                    -------------
                  Financial Services
                  Associates Corp. N.A.
         $   100K  6.375% due 08/15/99............................................       100,018

                               SEE NOTES TO FINANCIAL STATEMENTS



DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Conseco, Inc.
         $    50K  10.50% due 12/15/04............................................  $     59,054
           9,466  Travelers Group, Inc.  ..........................................      495,782
                                                                                    -------------
                                                                                         654,854
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
           4,000  Campbell Soup Co. ...............................................      332,000
          11,000  PepsiCo, Inc.  ..................................................      383,625
                                                                                    -------------
                                                                                         715,625
                                                                                    -------------
                  Hardware & Tools
           7,300  Black & Decker Corp. ............................................      244,550
                                                                                    -------------
                  Healthcare-Diversified
           4,000  PacifiCare Health Systems, Inc. (Class B)* ......................      321,000
                                                                                    -------------
                  Insurance
           6,900  Allstate Corp.  .................................................      453,675
          $  200K Jefferson-Pilot Capital Trust A 8.14% due 01/15/46 ..............      199,750
                                                                                    -------------
                                                                                         653,425
                                                                                    -------------
                  Office Equipment & Supplies
           8,200  Ikon Office Solutions, Inc.  ....................................      361,825
           4,100  Unisource Worldwide, Inc. .......................................       89,175
                                                                                    -------------
                                                                                         451,000
                                                                                    -------------
                  Oil-Domestic Integrated
           3,100  Atlantic Richfield Co.  .........................................      409,975
                                                                                    -------------
                  Oil -International Integrated
           4,670  Exxon Corp. .....................................................      483,929
           4,100  Texaco, Inc.  ...................................................      434,087
                                                                                    -------------
                                                                                         918,016
                                                                                    -------------
                  Retail -Specialty
          52,000  Charming Shoppes, Inc.* .........................................      243,750
           8,300  Circuit City Stores, Inc. .......................................      291,538
           8,400  Payless ShoeSource, Inc.* .......................................      315,000
                                                                                    -------------
                                                                                         850,288
                                                                                    -------------
                  Savings & Loan Associations
                  First Nationwide Bank
         $    50K First Nationwide Bank 10.00% due 10/01/06........................       57,487
         $   200K Great Western Financial Trust II 8.206% due 02/01/27 ............      200,750
          21,000  Roosevelt Financial Group, Inc.  ................................   $  451,500
                                                                                    -------------
                                                                                         709,737
                                                                                    -------------
                  Steel
           5,800  Nucor Corp.  ....................................................      301,600
                                                                                    -------------
                  Telecommunication Equipment
           5,250  Cisco Systems, Inc.* ............................................      365,531
                                                                                    -------------
                  U.S. Government Obligations
         $ 2,100K U.S. Treasury Bond
                   6.875% due 08/15/25 ...........................................     2,104,242
         $    59K U.S. Treasury Bond
                   7.50% due 11/15/24.............................................        53,821
         $   225K U.S. Treasury Bond
                   7.625% due 02/15/25 ...........................................       245,887
         $   400K U.S. Treasury Note
                   5.625% due 11/30/00 ...........................................       392,448
         $   100k U.S. Treasury Note
                   5.75% due 08/15/03.............................................        96,706
         $   175K U.S. Treasury Note
                   6.50% due 04/30/99.............................................       176,971
         $ 1,650K U.S. Treasury Note
                   6.50% due 05/15/05.............................................     1,652,921
         $   150K U.S. Treasury Note
                   6.625% due 03/31/97............................................       150,302
         $   745K U.S. Treasury Note
                   6.875% due 08/31/99 ...........................................       759,766
         $    75K U.S. Treasury Note
                   7.50% due 11/15/01.............................................        78,746
                                                                                   -------------
                                                                                       5,711,810
                                                                                    -------------
                  TOTAL UNITED STATES  ............................................   19,440,215
                                                                                    -------------








                  VENEZUELA (0.0%)
                  Telecommunications
           1,000  Compania Anonima Nacional Telefonos de Venezuela (ADR)* .........       28,250
                                                                                    -------------
                  TOTAL COMMON AND PREFERRED STOCKS, BONDS, WARRANTS AND RIGHTS
                  (Identified Cost $59,085,409) ...................................   63,742,732
                                                                                    -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1997, continued

   CURRENCY
  AMOUNT IN
  THOUSANDS                                                                         VALUE
------------  ----------------------------------------------------------------  -------------
              PURCHASED CALL OPTIONS ON FOREIGN CURRENCY (0.1%)
DEM   11,500  July 17, 1997/DEM 1.6026 ........................................   $ 35,650
DEM    5,000  July 17, 1997/DEM 1.6110  .......................................     14,250
                                                                                -------------
              TOTAL PURCHASED CALL OPTIONS ON FOREIGN CURRENCY
              (Identified Cost $31,655) .......................................     49,900
                                                                                -------------

TOTAL INVESTMENTS
(Identified Cost $59,117,064)(a) .    97.7%    63,792,632
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES.............     2.3      1,521,158
                                   --------  ------------
NET ASSETS .......................   100.0%   $65,313,790
                                   ========  ============

------------
ADR       American Depository Receipt.
GDR       Global Depository Receipt.
K         In thousands.
*         Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,647,895 and the aggregate gross unrealized depreciation is $3,972,327, resulting in net unrealized appreciation of $4,675,568.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 1997:

                                                               UNREALIZED
       CONTRACTS                   IN             DELIVERY    APPRECIATION
       TO RECEIVE             EXCHANGE FOR          DATE     (DEPRECIATION)
----------------------  ----------------------  ----------  --------------
     $           46,134      ESP      6,383,142   02/05/97      $   130
     $          687,301      SEK      4,969,184   02/06/97        1,688
     DKK      1,756,650      $          281,966   02/06/97       (1,064)
     ITL    928,446,640      $          576,639   02/06/97         (680)
                                                            --------------
    Net unrealized appreciation  .........................      $    74
                                                            ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
SUMMARY OF INVESTMENTS January 31, 1997

Aerospace .....................   $   111,302     0.2%
Aerospace & Defense ...........     1,363,262     2.1
Air Transport..................       160,472     0.2
Appliances & Household
 Durables .....................        33,469     0.1
Auto Parts ....................       173,654     0.3
Auto Trucks & Parts ...........       151,494     0.2
Automotive ....................     1,611,816     2.5
Banking .......................     4,635,882     7.3
Banks .........................       427,993     0.7
Beverages-Soft Drinks .........        44,730     0.1
Brewery .......................       154,551     0.2
Building & Construction  ......     1,641,283     2.5
Building Materials ............       607,945     0.9
Business Services .............       773,223     1.2
Chemicals .....................     2,398,730     3.7
Computer Software .............       509,375     0.8
Computers-Systems .............       742,787     1.1
Conglomerates .................     1,273,478     1.9
Consumer Products .............       132,337     0.2
Drugs & Healthcare ............     1,408,787     2.2
Electrical Equipment ..........       871,710     1.3
Electronic & Electrical
 Equipment ....................     2,617,567     4.0
Electronics ...................       339,900     0.5
Electronics
 -Semiconductors/Components ...       551,225     0.8
Energy ........................       633,301     1.0
Engineering & Construction  ...       203,922     0.3
Entertainment .................       256,508     0.4
Financial Services ............     2,059,445     3.2
Food Processing ...............       148,476     0.2
Food, Beverage, Tobacco &
 Household Products ...........     1,091,821     1.7
Foods & Beverages .............       290,818     0.4
Foreign Currency Call Options .        49,900     0.1
Gas ...........................       140,584     0.2
Government Obligations
 (Foreign) ....................     4,738,705     7.3
Government Obligations (U.S.) .     5,711,810     8.7
Hardware & Tools ..............       244,550     0.4
Healthcare-Diversified  .......       321,000     0.5
Household Furnishings &
 Appliances ...................       147,200     0.2
Household Products ............       164,175     0.3
Industrials ...................        19,845    --
Insurance .....................     2,258,818     3.4
International Trade ...........       378,347     0.6
Investment Companies ..........        60,375     0.1
Leisure .......................    $  596,990     0.9%
Machinery......................     2,025,335     3.0
Manufacturing .................       245,028     0.4
Media Group....................        31,050     --
Metals & Mining ...............       370,590     0.6
Multi-Industry.................       373,690     0.6
Multi-Line Insurance ..........       147,976     0.2
Office Equipment & Supplies  ..       451,000     0.7
Oil-Domestic Integrated  ......       409,975     0.6
Oil-International Integrated ..     1,224,557     1.8
Oil & Gas .....................       141,935     0.2
Paper .........................       167,668     0.3
Paper & Forest Products  ......        64,676     0.1
Pharmaceuticals ...............     1,497,716     2.3
Property ......................       147,266     0.2
Publishing ....................       688,005     1.1
Real Estate ...................     3,159,279     4.8
Record & Tape Distribution ....       136,445     0.2
Retail ........................     1,763,369     2.7
Retail-Specialty ..............     1,168,900     1.8
Savings & Loan Associations ...       709,737     1.1
Shipbuilding ..................       142,167     0.2
Steel .........................       301,600     0.5
Steel & Iron ..................       961,601     1.5
Telecommunication Equipment ...       710,531     1.1
Telecommunications ............     2,523,388     3.9
Textiles ......................       214,089     0.3
Textiles-Apparel ..............       256,077     0.4
Transportation ................       552,425     0.8
Utilities .....................       674,845     1.0
Utilities-Electric ............       278,150     0.4
                                -------------  ------
                                  $63,792,632    97.7%
                                =============  ======

                                                 PERCENT OF
TYPE OF INVESTMENT                  VALUE        NET ASSETS
-----------------------------  -------------  ------------
Common Stocks ................   $51,982,832       79.6%
Convertible Preferred Stocks          99,227        0.2
Corporate Bonds ..............       816,097        1.2
Foreign Currency Call Options         49,900        0.1
Preferred Stocks .............       382,473        0.6
Rights & Warrants ............        11,588        --
U.S. & Foreign Government
 Obligations .................    10,450,515       16.0
                               -------------  ------------
                                 $63,792,632       97.7%
                               =============  ============

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997

ASSETS:
Investments in securities, at value
 (identified cost $59,117,064)............   $63,792,632
Cash (including $930 in foreign
 currency)................................       892,354
Receivable for:
  Investments sold........................     1,310,742
  Interest................................       273,359
  Shares of beneficial interest sold  ....       131,028
  Dividends...............................        31,564
  Foreign withholding taxes reclaimed ....        19,804
Deferred organizational expenses..........       108,542
Prepaid expenses and other assets ........        51,813
Receivable from affiliate ................        18,158
                                           -------------
  TOTAL ASSETS ...........................    66,629,996
                                           -------------
LIABILITIES:
Payable for:
  Investments purchased...................       856,965
  Shares of beneficial interest
   repurchased............................       247,761
  Investment management fee...............        56,200
  Plan of distribution fee................        51,696
Accrued expenses and other payables  .....       103,584
                                           -------------
  TOTAL LIABILITIES.......................     1,316,206
                                           -------------
NET ASSETS:
Paid-in-capital...........................    60,746,693
Net unrealized appreciation ..............     4,668,208
Dividends in excess of net investment
 income...................................       (41,886)
Accumulated net realized loss.............       (59,225)
                                           -------------
  NET ASSETS..............................   $65,313,790
                                           =============
NET ASSET VALUE PER SHARE,
 5,516,229 shares outstanding (unlimited
 shares authorized of $.01 value).........        $11.84
                                           =============


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1997

NET INVESTMENT INCOME:
INCOME
Interest (net of $3,131 foreign withholding
 tax).......................................  $  923,088
Dividends (net of $53,211 foreign
 withholding tax)...........................     632,390
                                             -----------
  TOTAL INCOME .............................   1,555,478
                                             -----------
EXPENSES
Investment management fee...................     589,449
Plan of distribution fee....................     532,624
Professional fees ..........................      77,775
Transfer agent fees and expenses............      77,059
Custodian fees..............................      68,118
Shareholder reports and notices ............      43,988
Organizational expenses.....................      35,407
Registration fees ..........................      32,840
Trustees' fees and expenses.................      16,842
Other.......................................      15,405
                                             -----------
  TOTAL EXPENSES............................   1,489,507
                                             -----------
  NET INVESTMENT INCOME.....................      65,971
                                             -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
  Investments ..............................   1,937,217
  Foreign exchange transactions.............     (60,451)
                                             -----------
  NET GAIN..................................   1,876,766
                                             -----------
Net change in unrealized
appreciation/depreciation on:
  Investments ..............................     602,842
  Translation of forward foreign currency
  contracts, other assets and liabilities
  denominated in foreign currencies ........     (18,717)
                                             -----------
  NET APPRECIATION..........................     584,125
                                             -----------
  NET GAIN..................................   2,460,891
                                             -----------
NET INCREASE................................  $2,526,862
                                             ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE PERIOD
                                                           FOR THE YEAR    FEBRUARY 28, 1995*
                                                              ENDED             THROUGH
                                                         JANUARY 31, 1997   JANUARY 31, 1996
------------------------------------------------------  ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................    $    65,971        $   482,720
Net realized gain......................................      1,876,766          1,981,039
Net change in unrealized appreciation..................        584,125          4,084,083
                                                        ----------------  ------------------
  NET INCREASE.........................................      2,526,862          6,547,842
                                                        ----------------  ------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................................       (554,313)        (1,130,515)
Net realized gain......................................     (2,041,599)          (812,800)
                                                        ----------------  ------------------
  TOTAL................................................     (2,595,912)        (1,943,315)
                                                        ----------------  ------------------
Net increase from transactions in shares of beneficial
 interest..............................................     21,111,669         39,566,644
                                                        ----------------  ------------------
  NET INCREASE.........................................     21,042,619         44,171,171
NET ASSETS:
Beginning of period....................................     44,271,171            100,000
                                                        ----------------  ------------------
  END OF PERIOD
  (Including dividends in excess of net   investment
 income of $41,886 and   undistributed net investment
 income of   $463,448, respectively)...................    $65,313,790        $44,271,171
                                                        ================  ==================

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Asset Allocation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term total return on its investments. The Fund seeks to achieve its objective through a managed investment policy utilizing a portfolio of U.S. and foreign equity, debt and money market securities. The Fund was organized as a Massachusetts business trust on October 18, 1994 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 28, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or by TCW Funds Management, Inc. or Morgan Grenfell Investment Services, Ltd. (the "Sub-Advisers") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1997, continued

valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1997, continued

such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $177,000 of which approximately $144,000 have been reimbursed. The balance has been absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1997, continued

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under Sub-Advisory Agreements between the Sub-Advisers and the Investment Manager, the Sub-Advisers provide the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreements, the Investment Manager pays each Sub-Adviser monthly compensation equal to 30% of its monthly compensation.

At January 31, 1997, included in the Statement of Assets and Liabilities, was a receivable from an affiliate which represents expense reimbursements due to the Fund by the Investment Manager.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1997, continued

with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered by the Distributor, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,656,452 at January 31, 1997.

The Distributor has informed the Fund that for the year ended January 31, 1997, it received approximately $133,000 in contingent deferred sales charges from redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1997 aggregated $57,718,245 and $34,074,039, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $7,630,188 and $2,965,056, respectively.

For the year ended January 31, 1997, the Fund incurred brokerage commissions of $16,682 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $13,000.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1997, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                  FOR THE PERIOD
                                                      FOR THE YEAR              FEBRUARY 28, 1995*
                                                          ENDED                      THROUGH
                                                    JANUARY 31, 1997             JANUARY 31, 1996
                                              ---------------------------  --------------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                              -----------  --------------  -----------  -------------
Sold                                            2,505,555    $ 30,094,772    4,035,815    $42,743,175
Reinvestment of dividends and distributions       199,063       2,368,262       64,960        741,197
                                              -----------  --------------  -----------  -------------
                                                2,704,618      32,463,034    4,100,775     43,484,372
Repurchased                                      (944,898)    (11,351,365)    (354,266)    (3,917,728)
                                              -----------  --------------  -----------  -------------
Net increase                                    1,759,720    $ 21,111,669    3,746,509    $39,566,644
                                              ===========  ==============  ===========  =============

-----------
* Commencement of operations.

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $56,000 during fiscal 1997.

As of January 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses, tax adjustments on PFICs sold by the Fund and nondeductible organizational expense. To reflect reclassifications arising from permanent book/tax differences for the year ended January 31, 1997, dividends in excess of net investment income was charged $16,992, paid-in-capital was charged $31,620 and accumulated net realized loss was credited $48,612.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1997, the Fund had outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE PERIOD
                                            FOR THE YEAR    FEBRUARY 28, 1995*
                                               ENDED             THROUGH
                                          JANUARY 31, 1997   JANUARY 31, 1996
---------------------------------------  ----------------  ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...       $11.79             $10.00
                                         ----------------  ------------------
Net investment income (loss)............        (0.01)              0.17
Net realized and unrealized gain .......         0.55               2.20
                                         ----------------  ------------------
Total from investment operations .......         0.54               2.37
                                         ----------------  ------------------
Less dividends and distributions:
 Net investment income..................        (0.11)             (0.34)
 Net realized gain......................        (0.38)             (0.24)
                                         ----------------  ------------------
Total dividends and distributions ......        (0.49)             (0.58)
                                         ----------------  ------------------
Net asset value, end of period..........       $11.84             $11.79
                                         ================  ==================
TOTAL INVESTMENT RETURN+................         4.58%             23.89%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................         2.53%              1.14%(2)(3)
Net investment income...................         0.11%              1.71%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $65,314            $44,271
Portfolio turnover rate.................           63%                71%(1)
Average commission rate paid............     $0.00126               --

------------
 *    Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Investment Manager had not reimbursed expenses, the annualized expense and net investment loss ratios would have been 2.87% and (0.02)%, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER GLOBAL ASSET ALLOCATION FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Global Asset Allocation Fund (the "Fund") at January 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period February 28, 1995 (commencement of operations) through January 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
March 13, 1997

                     1997 FEDERAL TAX NOTICE (unaudited)

       During the year ended January 31, 1997 the Fund paid to shareholders $0.20 per share from long-term capital gains. For such period, 12.23% of the income dividends qualified for the dividends-received-deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.






DEAN WITTER
GLOBAL ASSET
ALLOCATION FUND


ANNUAL REPORT
JANUARY 31, 1997